FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT
ASC 820-10 Fair Value Measurement, defines fair value, establishes a consistent framework for measuring fair value and requires disclosures about fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Among other things, the standard requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.
Under ASC 820-10, the probability of default of a counterparty is factored into the valuation of derivative positions and includes the impact of Citigroup’s own credit risk on derivatives and other liabilities measured at fair value.

Fair Value Hierarchy
ASC 820-10 specifies a hierarchy of inputs based on whether the inputs are observable or unobservable. Observable inputs are developed using market data and reflect market participant assumptions, while unobservable inputs reflect the Company’s market assumptions. These two types of inputs have created the following fair value hierarchy:

•	Level 1: Quoted prices for identical instruments in active markets.

•
Level 2: Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

•	Level 3: Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

As required under the fair value hierarchy, the Company considers relevant and observable market inputs in its valuations where possible. The frequency of transactions, the size of the bid-ask spread and the amount of adjustment necessary when comparing similar transactions are all factors in determining the liquidity of markets and the relevance of observed prices in those markets.
The Company’s policy with respect to transfers between levels of the fair value hierarchy is to recognize transfers into and out of each level as of the end of the reporting period.

Determination of Fair Value
For assets and liabilities carried at fair value, the Company measures such value using the procedures set out below, irrespective of whether these assets and liabilities are measured at fair value as a result of an election or whether they are required to be measured at fair value.
When available, the Company generally uses quoted market prices to determine fair value and classifies such items as Level 1. In some cases where a market price is available, the Company will make use of acceptable practical expedients (such as matrix pricing) to calculate fair value, in which case the items are classified as Level 2.
The Company may also apply a price-based methodology, which utilizes, where available, quoted prices or other market information obtained from recent trading activity in positions with the same or similar characteristics to the position being valued. The market activity and the amount of the bid-ask spread are among the factors considered in determining the liquidity of markets and the relevance of observed prices from those markets. If relevant and observable prices are available, those valuations may be classified as Level 2. When less liquidity exists for a security or loan, a quoted price is stale, a significant adjustment to the price of a similar security is necessary to reflect differences in the terms of the actual security or loan being valued, or prices from independent sources are insufficient to corroborate the valuation, the “price” inputs are considered unobservable and the fair value measurements are classified as Level 3.
If quoted market prices are not available, fair value is based upon internally developed valuation techniques that use, where possible, current market-based parameters, such as interest rates, currency rates and option volatilities. Items valued using such internally generated valuation techniques are classified according to the lowest level input or value driver that is significant to the valuation. Thus, an item may be classified as Level 3 even though there may be some significant inputs that are readily observable.
Fair value estimates from internal valuation techniques are verified, where possible, to prices obtained from independent vendors or brokers. Vendors and brokers’ valuations may be based on a variety of inputs ranging from observed prices to proprietary valuation models.
The following section describes the valuation methodologies used by the Company to measure various financial instruments at fair value, including an indication of the level in the fair value hierarchy in which each instrument is generally classified. Where appropriate, the description includes details of the valuation models, the key inputs to those models and any significant assumptions.

Market valuation adjustments
Generally, the unit of account for a financial instrument is the individual financial instrument. The Company applies market valuation adjustments that are consistent with the unit of account, which does not include adjustment due to the size of the Company’s position, except as follows. ASC 820-10 permits an exception, through an accounting policy election, to measure the fair value of a portfolio of financial assets and financial liabilities on the basis of the net open risk position when certain criteria are met. Citi has elected to measure certain portfolios of financial instruments, such as derivatives, that meet those criteria on the basis of the net open risk position. The Company applies market valuation adjustments, including adjustments to account for the size of the net open risk position, consistent with market participant assumptions and in accordance with the unit of account.
Liquidity adjustments are applied to items in Level 2 or Level 3 of the fair-value hierarchy in an effort to ensure that the fair value reflects the price at which the net open risk position could be liquidated. The liquidity adjustment is based on the bid/offer spread for an instrument. When Citi has elected to measure certain portfolios of financial investments, such as derivatives, on the basis of the net open risk position, the liquidity adjustment is adjusted to take into account the size of the position.
Credit valuation adjustments (CVA) and, effective in the third quarter of 2014, funding valuation adjustments (FVA), are applied to over-the-counter (OTC) derivative instruments in which the base valuation generally discounts expected cash flows using the relevant base interest rate curve for the currency of the derivative (e.g., LIBOR for uncollateralized U.S. dollar derivatives). As not all counterparties have the same credit risk as that implied by the relevant base curve, a CVA is necessary to incorporate the market view of both counterparty credit risk and Citi’s own credit risk in the valuation. FVA reflects a market funding risk premium inherent in the uncollateralized portion of derivative portfolios, and in collateralized derivatives where the terms of the agreement do not permit the reuse of the collateral received.
Citi’s CVA methodology is composed of two steps. First, the credit exposure profile for each counterparty is determined using the terms of all individual derivative positions and a Monte Carlo simulation or other quantitative analysis to generate a series of expected cash flows at future points in time. The calculation of this exposure profile considers the effect of credit risk mitigants, including pledged cash or other collateral and any legal right of offset that exists with a counterparty through arrangements such as netting agreements. Individual derivative contracts that are subject to an enforceable master netting agreement with a counterparty are aggregated for this purpose, since it is those aggregate net cash flows that are subject to nonperformance risk. This process identifies specific, point-in-time future cash flows that are subject to nonperformance risk, rather than using the current recognized net asset or liability as a basis to measure the CVA. Second, market-based views of default probabilities derived from observed credit spreads in the credit default swap
(CDS) market are applied to the expected future cash flows
determined in step one. Citi’s own-credit CVA is determined
using Citi-specific CDS spreads for the relevant tenor.
Generally, counterparty CVA is determined using CDS spread
indices for each credit rating and tenor. For certain identified netting sets where individual analysis is practicable
(e.g., exposures to counterparties with liquid CDSs),
counterparty-specific CDS spreads are used.
The CVA and FVA are designed to incorporate a market view of the credit and funding risk, respectively, inherent in the derivative portfolio. However, most unsecured derivative instruments are negotiated bilateral contracts and are not commonly transferred to third parties. Derivative instruments are normally settled contractually or, if terminated early, are terminated at a value negotiated bilaterally between the counterparties. Thus, the CVA and FVA may not be realized upon a settlement or termination in the normal course of business. In addition, all or a portion of these adjustments may be reversed or otherwise adjusted in future periods in the event of changes in the credit or funding risk associated with the derivative instruments.
The table below summarizes the CVA and FVA applied to the fair value of derivative instruments for the periods indicated:

	Credit and funding valuation adjustments contra-liability (contra-asset)
In millions of dollars	December 31, 2014	December 31, 2013
Counterparty CVA	$(1,853)	$(1,733)
Asset FVA	(518)	—
Citigroup (own-credit) CVA	580	651
Liability FVA	19	—
Total CVA—derivative instruments (1)	$(1,772)	$(1,082)

(1)	FVA is included with CVA for presentation purposes.

The table below summarizes pretax gains (losses) related to changes in CVA on derivative instruments, net of hedges, FVA on derivatives and debt valuation adjustments (DVA) on Citi’s own fair value option (FVO) liabilities for the periods indicated:

	Credit/funding/debt valuation adjustments gain (loss)
In millions of dollars	2014	2013	2012
Counterparty CVA	$(43)	$291	$805
Asset FVA	(518)	—	—
Own-credit CVA	(65)	(223)	(1,126)
Liability FVA	19	—	—
Total CVA—derivative instruments	$(607)	$68	$(321)
DVA related to own FVO liabilities	$217	$(410)	$(2,009)
Total CVA and DVA (1)	$(390)	$(342)	$(2,330)

(1)	FVA is included with CVA for presentation purposes.

Valuation Process for Fair Value Measurements
Price verification procedures and related internal control procedures are governed by the Citigroup Pricing and Price Verification Policy and Standards, which is jointly owned by Finance and Risk Management. Finance has implemented the ICG Pricing and Price Verification Standards and Procedures to facilitate compliance with this policy.
For fair value measurements of substantially all assets and liabilities held by the Company, individual business units are responsible for valuing the trading account assets and liabilities, and Product Control within Finance performs independent price verification procedures to evaluate those fair value measurements. Product Control is independent of the individual business units and reports to the Global Head of Product Control. It has authority over the valuation of financial assets and liabilities. Fair value measurements of assets and liabilities are determined using various techniques, including, but not limited to, discounted cash flows and internal models, such as option and correlation models.
Based on the observability of inputs used, Product Control classifies the inventory as Level 1, Level 2 or Level 3 of the fair value hierarchy. When a position involves one or more significant inputs that are not directly observable, price verification procedures are performed that may include reviewing relevant historical data, analyzing profit and loss, valuing each component of a structured trade individually, and benchmarking, among others.
Reports of inventory that is classified within Level 3 of the fair value hierarchy are distributed to senior management in Finance, Risk and the business. This inventory is also discussed in Risk Committees and in monthly meetings with senior trading management. As deemed necessary, reports may go to the Audit Committee of the Board of Directors or to the full Board of Directors. Whenever an adjustment is needed to bring the price of an asset or liability to its exit price, Product Control reports it to management along with other price verification results.
In addition, the pricing models used in measuring fair value are governed by an independent control framework. Although the models are developed and tested by the individual business units, they are independently validated by the Model Validation Group within Risk Management and reviewed by Finance with respect to their impact on the price verification procedures. The purpose of this independent control framework is to assess model risk arising from models’ theoretical soundness, calibration techniques where needed, and the appropriateness of the model for a specific product in a defined market. To ensure their continued applicability, models are independently reviewed annually. In addition, Risk Management approves and maintains a list of products permitted to be valued under each approved model for a given business.

Securities purchased under agreements to resell and securities sold under agreements to repurchase
No quoted prices exist for such instruments, so fair value is determined using a discounted cash-flow technique. Cash flows are estimated based on the terms of the contract, taking into account any embedded derivative or other features. Expected cash flows are discounted using interest rates appropriate to the maturity of the instrument as well as the nature of the underlying collateral. Generally, when such instruments are held at fair value, they are classified within Level 2 of the fair value hierarchy, as the inputs used in the valuation are readily observable. However, certain long-dated positions are classified within Level 3 of the fair value hierarchy.

Trading account assets and liabilities—trading securities and trading loans
When available, the Company generally uses quoted market prices in active markets to determine the fair value of trading securities; such items are classified as Level 1 of the fair value hierarchy. Examples include some government securities and exchange-traded equity securities.
For bonds and secondary market loans traded over the counter, the Company generally determines fair value utilizing valuation techniques, including discounted cash flows, price-based and internal models, such as Black-Scholes and Monte Carlo simulation. Fair value estimates from these internal valuation techniques are verified, where possible, to prices obtained from independent sources, including third-party vendors. Vendors compile prices from various sources and may apply matrix pricing for similar bonds or loans where no price is observable. A price-based methodology utilizes, where available, quoted prices or other market information obtained from recent trading activity of assets with similar characteristics to the bond or loan being valued. The yields used in discounted cash flow models are derived from the same price information. Trading securities and loans priced using such methods are generally classified as Level 2. However, when less liquidity exists for a security or loan, a quoted price is stale, a significant adjustment to the price of a similar security or loan is necessary to reflect differences in the terms of the actual security or loan being valued, or prices from independent sources are insufficient to corroborate valuation, a loan or security is generally classified as Level 3. The price input used in a price-based methodology may be zero for a security, such as a subprime CDO, that is not receiving any principal or interest and is currently written down to zero.
Where the Company’s principal market for a portfolio of loans is the securitization market, the Company uses the securitization price to determine the fair value of the portfolio. The securitization price is determined from the assumed proceeds of a hypothetical securitization in the current market, adjusted for transformation costs (i.e., direct costs other than transaction costs) and securitization uncertainties such as market conditions and liquidity. As a result of the severe reduction in the level of activity in certain securitization markets since the second half of 2007, observable securitization prices for certain directly comparable portfolios of loans have not been readily available. Therefore, such portfolios of loans are generally classified as Level 3 of the fair value hierarchy. However, for other loan securitization markets, such as commercial real estate loans, price verification of the hypothetical securitizations has been possible, since these markets have remained active. Accordingly, this loan portfolio is classified as Level 2 of the fair value hierarchy.

Trading account assets and liabilities—derivatives
Exchange-traded derivatives, measured at fair value using quoted (i.e., exchange) prices in active markets, where available, are classified as Level 1 of the fair value hierarchy.
Derivatives without a quoted price in an active market and derivatives executed over the counter are valued using internal valuation techniques. These derivative instruments are classified as either Level 2 or Level 3 depending upon the observability of the significant inputs to the model.
The valuation techniques and inputs depend on the type of derivative and the nature of the underlying instrument. The principal techniques used to value these instruments are discounted cash flows and internal models, including Black-Scholes and Monte Carlo simulation.
The key inputs depend upon the type of derivative and the nature of the underlying instrument and include interest rate yield curves, foreign-exchange rates, volatilities and correlation. The Company uses overnight indexed swap (OIS) curves as fair value measurement inputs for the valuation of certain collateralized derivatives. Citi uses the relevant benchmark curve for the currency of the derivative (e.g., the London Interbank Offered Rate for U.S. dollar derivatives) as the discount rate for uncollateralized derivatives.
As referenced above, during the third quarter of 2014, Citi incorporated FVA into the fair value measurements due to what it believes to be an industry migration toward incorporating the market’s view of funding risk premium in OTC derivatives. In connection with its implementation of FVA in 2014, Citigroup incurred a pretax charge of $499 million, which was reflected in Principal transactions as a change in accounting estimate. Citi’s FVA methodology leverages the existing CVA methodology to estimate a funding exposure profile. The calculation of this exposure profile considers collateral agreements where the terms do not permit the firm to reuse the collateral received, including where counterparties post collateral to third-party custodians.

Subprime-related direct exposures in CDOs
The valuation of high-grade and mezzanine asset-backed security (ABS) CDO positions utilizes prices based on the underlying assets of each high-grade and mezzanine ABS CDO.
For most of the lending and structured direct subprime exposures, fair value is determined utilizing observable transactions where available, other market data for similar assets in markets that are not active and other internal valuation techniques.

Investments
The investments category includes available-for-sale debt and marketable equity securities whose fair value is generally determined by utilizing similar procedures described for trading securities above or, in some cases, using vendor pricing as the primary source.
Also included in investments are nonpublic investments in private equity and real estate entities. Determining the fair value of nonpublic securities involves a significant degree of management resources and judgment, as no quoted prices exist and such securities are generally very thinly traded. In addition, there may be transfer restrictions on private equity securities. The Company’s process for determining the fair value of such securities utilizes commonly accepted valuation techniques, including comparables analysis. In determining the fair value of nonpublic securities, the Company also considers events such as a proposed sale of the investee company, initial public offerings, equity issuances or other observable transactions. As discussed in Note 14 to the Consolidated Financial Statements, the Company uses net asset value to value certain of these investments.
Private equity securities are generally classified as Level 3 of the fair value hierarchy.

Short-term borrowings and long-term debt
Where fair value accounting has been elected, the fair value of non-structured liabilities is determined by utilizing internal models using the appropriate discount rate for the applicable maturity. Such instruments are generally classified as Level 2 of the fair value hierarchy when all significant inputs are readily observable.
The Company determines the fair value of hybrid financial instruments, including structured liabilities, using the appropriate derivative valuation methodology (described above in “Trading account assets and liabilities—derivatives”) given the nature of the embedded risk profile. Such instruments are classified as Level 2 or Level 3 depending on the observability of significant inputs to the model.

Alt-A mortgage securities
The Company classifies its Alt-A mortgage securities as held-to-maturity, available-for-sale or trading investments. The securities classified as trading and available-for-sale are recorded at fair value with changes in fair value reported in current earnings and AOCI, respectively. For these purposes, Citi defines Alt-A mortgage securities as non-agency residential mortgage-backed securities (RMBS) where (i) the underlying collateral has weighted average FICO scores between 680 and 720 or (ii) for instances where FICO scores are greater than 720, RMBS have 30% or less of the underlying collateral composed of full documentation loans.
Similar to the valuation methodologies used for other trading securities and trading loans, the Company generally determines the fair values of Alt-A mortgage securities utilizing internal valuation techniques. Fair value estimates from internal valuation techniques are verified, where possible, to prices obtained from independent vendors. Consensus data providers compile prices from various sources. Where available, the Company may also make use of quoted prices for recent trading activity in securities with the same or similar characteristics to the security being valued.
The valuation techniques used for Alt-A mortgage securities, as with other mortgage exposures, are price-based and yield analysis. The primary market-derived input is yield. Cash flows are based on current collateral performance with prepayment rates and loss projections reflective of current economic conditions of housing price change, unemployment rates, interest rates, borrower attributes and other market indicators.
Alt-A mortgage securities that are valued using these methods are generally classified as Level 2. However, Alt-A mortgage securities backed by Alt-A mortgages of lower quality or subordinated tranches in the capital structure are mostly classified as Level 3 due to the reduced liquidity that exists for such positions, which reduces the reliability of prices available from independent sources.
Items Measured at Fair Value on a Recurring Basis
The following tables present for each of the fair value hierarchy levels the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2014 and December 31, 2013. The Company’s hedging of positions that have been classified in the Level 3 category is not limited to other financial instruments (hedging instruments) that have been classified as Level 3, but also instruments classified as Level 1 or Level 2 of the fair value hierarchy. The effects of these hedges are presented gross in the following table.

Fair Value Levels

In millions of dollars at December 31, 2014	Level 1(1)	Level 2(1)	Level 3	Gross inventory	Netting(2)	Net balance
Assets
Federal funds sold and securities borrowed or purchased under agreements to resell	$—	$187,922	$3,398	$191,320	$(47,129)	$144,191
Trading non-derivative assets
Trading mortgage-backed securities
U.S. government-sponsored agency guaranteed	$—	$25,968	$1,085	$27,053	$—	$27,053
Residential	—	2,158	2,680	4,838	—	4,838
Commercial	—	3,903	440	4,343	—	4,343
Total trading mortgage-backed securities	$—	$32,029	$4,205	$36,234	$—	$36,234
U.S. Treasury and federal agency securities	$15,991	$4,483	$—	$20,474	$—	$20,474
State and municipal	—	3,161	241	3,402	—	3,402
Foreign government	37,995	26,736	206	64,937	—	64,937
Corporate	1,337	25,640	820	27,797	—	27,797
Equity securities	51,346	4,281	2,219	57,846	—	57,846
Asset-backed securities	—	1,252	3,294	4,546	—	4,546
Other trading assets	—	9,221	4,372	13,593	—	13,593
Total trading non-derivative assets	$106,669	$106,803	$15,357	$228,829	$—	$228,829
Trading derivatives
Interest rate contracts	$74	$634,318	$4,061	$638,453
Foreign exchange contracts	—	154,744	1,250	155,994
Equity contracts	2,748	19,969	2,035	24,752
Commodity contracts	647	21,850	1,023	23,520
Credit derivatives	—	40,618	2,900	43,518
Total trading derivatives	$3,469	$871,499	$11,269	$886,237
Cash collateral paid (3)				$6,523
Netting agreements					$(777,178)
Netting of cash collateral received (7)					(47,625)
Total trading derivatives	$3,469	$871,499	$11,269	$892,760	$(824,803)	$67,957
Investments
Mortgage-backed securities
U.S. government-sponsored agency guaranteed	$—	$36,053	$38	$36,091	$—	$36,091
Residential	—	8,355	8	8,363	—	8,363
Commercial	—	553	1	554	—	554
Total investment mortgage-backed securities	$—	$44,961	$47	$45,008	$—	$45,008
U.S. Treasury and federal agency securities	$110,710	$12,974	$6	$123,690	$—	$123,690
State and municipal	$—	$10,519	$2,180	$12,699	$—	$12,699
Foreign government	37,280	52,739	678	90,697	—	90,697
Corporate	1,739	9,746	672	12,157	—	12,157
Equity securities	1,770	274	681	2,725	—	2,725
Asset-backed securities	—	11,957	549	12,506	—	12,506
Other debt securities	—	661	—	661	—	661
Non-marketable equity securities	—	233	2,525	2,758	—	2,758
Total investments	$151,499	$144,064	$7,338	$302,901	$—	$302,901

In millions of dollars at December 31, 2014	Level 1(1)	Level 2(1)	Level 3	Gross inventory	Netting(2)	Net balance
Loans(4)	$—	$2,793	$3,108	$5,901	$—	$5,901
Mortgage servicing rights	—	—	1,845	1,845	—	1,845
Non-trading derivatives and other financial assets measured on a recurring basis, gross	$—	$9,352	$78	$9,430
Cash collateral paid(5)				123
Netting of cash collateral received(8)					$(1,791)
Non-trading derivatives and other financial assets measured on a recurring basis	$—	$9,352	$78	$9,553	$(1,791)	$7,762
Total assets	$261,637	$1,322,433	$42,393	$1,633,109	$(873,723)	$759,386
Total as a percentage of gross assets(6)	16.1%	81.3%	2.6%
Liabilities
Interest-bearing deposits	$—	$1,198	$486	$1,684	$—	$1,684
Federal funds purchased and securities loaned or sold under agreements to repurchase	—	82,811	1,043	83,854	(47,129)	36,725
Trading account liabilities
Securities sold, not yet purchased	59,463	11,057	424	70,944	—	70,944
Trading derivatives
Interest rate contracts	77	617,933	4,272	622,282
Foreign exchange contracts	—	158,354	472	158,826
Equity contracts	2,955	26,616	2,898	32,469
Commodity contracts	669	22,872	2,645	26,186
Credit derivatives	—	39,787	3,643	43,430
Total trading derivatives	$3,701	$865,562	$13,930	$883,193
Cash collateral received(7)				$9,846
Netting agreements					$(777,178)
Netting of cash collateral paid					(47,769)
Total trading derivatives	$3,701	$865,562	$13,930	$893,039	$(824,947)	$68,092
Short-term borrowings	$—	$1,152	$344	$1,496	$—	$1,496
Long-term debt	—	18,890	7,290	26,180	—	26,180
Non-trading derivatives and other financial liabilities measured on a recurring basis, gross	$—	$1,777	$7	$1,784
Cash collateral received(8)				7
Netting of cash collateral paid(5)					$(15)
Total non-trading derivatives and other financial liabilities measured on a recurring basis	$—	$1,777	$7	$1,791	$(15)	$1,776
Total liabilities	$63,164	$982,447	$23,524	$1,078,988	$(872,091)	$206,897
Total as a percentage of gross liabilities(6)	5.9%	91.9%	2.2%

(1)
For the year ended December 31, 2014, the Company transferred assets of approximately $4.1 billion from Level 1 to Level 2, primarily related to foreign government securities not traded in active markets and Citi refining its methodology for certain equity contracts to reflect the prevalence of off-exchange trading. During the year ended December 31, 2014, the Company transferred assets of approximately $4.2 billion from Level 2 to Level 1, primarily related to foreign government bonds traded with sufficient frequency to constitute a liquid market. During the year ended December 31, 2014, the Company transferred liabilities of approximately $1.4 billion from Level 1 to Level 2, as Citi refined its methodology for certain equity contracts to reflect the prevalence of off-exchange trading. During the year ended December 31, 2014, there were no material transfers of liabilities from Level 2 to Level 1.

(2)
Represents netting of: (i) the amounts due under securities purchased under agreements to resell and the amounts owed under securities sold under agreements to repurchase; and (ii) derivative exposures covered by a qualifying master netting agreement and cash collateral offsetting.

(3)	Reflects the net amount of $54,292 million of gross cash collateral paid, of which $47,769 million was used to offset derivative liabilities.

(4)	There is no allowance for loan losses recorded for loans reported at fair value.

(5)	Reflects the net amount of $138 million of gross cash collateral paid, of which $15 million was used to offset non-trading derivative liabilities.

(6)
Because the amount of the cash collateral paid/received has not been allocated to the Level 1, 2 and 3 subtotals, these percentages are calculated based on total assets and liabilities measured at fair value on a recurring basis, excluding the cash collateral paid/received on derivatives.

(7)	Reflects the net amount of $57,471 million of gross cash collateral received, of which $47,625 million was used to offset derivative assets.

(8)	Reflects the net amount of $1,798 million of gross cash collateral received, of which $1,791 million was used to offset non-trading derivative assets.

Fair Value Levels

In millions of dollars at December 31, 2013	Level 1(1)	Level 2(1)	Level 3	Gross inventory	Netting(2)	Net balance
Assets
Federal funds sold and securities borrowed or purchased under agreements to resell	$—	$172,848	$3,566	$176,414	$(32,331)	$144,083
Trading non-derivative assets
Trading mortgage-backed securities
U.S. government-sponsored agency guaranteed	—	22,861	1,094	23,955	—	23,955
Residential	—	1,223	2,854	4,077	—	4,077
Commercial	—	2,318	256	2,574	—	2,574
Total trading mortgage-backed securities	$—	$26,402	$4,204	$30,606	$—	$30,606
U.S. Treasury and federal agency securities	$12,080	$2,757	$—	$14,837	$—	$14,837
State and municipal	—	2,985	222	3,207	—	3,207
Foreign government	49,220	25,220	416	74,856	—	74,856
Corporate	—	28,699	1,835	30,534	—	30,534
Equity securities	58,761	1,958	1,057	61,776	—	61,776
Asset-backed securities	—	1,274	4,342	5,616	—	5,616
Other trading assets	—	8,491	3,184	11,675	—	11,675
Total trading non-derivative assets	$120,061	$97,786	$15,260	$233,107	$—	$233,107
Trading derivatives
Interest rate contracts	$11	$624,902	$3,467	$628,380
Foreign exchange contracts	40	91,189	1,325	92,554
Equity contracts	5,793	17,611	1,473	24,877
Commodity contracts	506	7,775	801	9,082
Credit derivatives	—	37,336	3,010	40,346
Total trading derivatives	$6,350	$778,813	$10,076	$795,239
Cash collateral paid(3)				$6,073
Netting agreements					$(713,598)
Netting of cash collateral received(6)					(34,893)
Total trading derivatives	$6,350	$778,813	$10,076	$801,312	$(748,491)	$52,821
Investments
Mortgage-backed securities
U.S. government-sponsored agency guaranteed	$—	$41,810	$187	$41,997	$—	$41,997
Residential	—	10,103	102	10,205	—	10,205
Commercial	—	453	—	453	—	453
Total investment mortgage-backed securities	$—	$52,366	$289	$52,655	$—	$52,655
U.S. Treasury and federal agency securities	$69,139	$18,449	$8	$87,596	$—	$87,596
State and municipal	$—	$17,297	$1,643	$18,940	$—	$18,940
Foreign government	35,179	60,948	344	96,471	—	96,471
Corporate	4	10,841	285	11,130	—	11,130
Equity securities	2,583	336	815	3,734	—	3,734
Asset-backed securities	—	13,314	1,960	15,274	—	15,274
Other debt securities	—	661	50	711	—	711
Non-marketable equity securities	—	358	4,347	4,705	—	4,705
Total investments	$106,905	$174,570	$9,741	$291,216	$—	$291,216

In millions of dollars at December 31, 2013	Level 1(1)	Level 2(1)	Level 3	Gross inventory	Netting(2)	Net balance
Loans(4)	$—	$886	$4,143	$5,029	$—	$5,029
Mortgage servicing rights	—	—	2,718	2,718	—	2,718
Non-trading derivatives and other financial assets measured on a recurring basis, gross	$—	$9,811	$181	$9,992
Cash collateral paid				82
Netting of cash collateral received(7)					$(2,951)
Non-trading derivatives and other financial assets measured on a recurring basis	$—	$9,811	$181	$10,074	$(2,951)	$7,123
Total assets	$233,316	$1,234,714	$45,685	$1,519,870	$(783,773)	$736,097
Total as a percentage of gross assets(5)	15.4%	81.6%	3.0%
Liabilities
Interest-bearing deposits	$—	$787	$890	$1,677	$—	$1,677
Federal funds purchased and securities loaned or sold under agreements to repurchase	—	85,576	902	86,478	(32,331)	54,147
Trading account liabilities
Securities sold, not yet purchased	51,035	9,883	590	61,508		61,508
Trading account derivatives
Interest rate contracts	12	614,586	2,628	617,226
Foreign exchange contracts	29	87,978	630	88,637
Equity contracts	5,783	26,178	2,331	34,292
Commodity contracts	363	7,613	2,194	10,170
Credit derivatives	—	37,510	3,284	40,794
Total trading derivatives	$6,187	$773,865	$11,067	$791,119
Cash collateral received(6)				$8,827
Netting agreements					$(713,598)
Netting of cash collateral paid(3)					(39,094)
Total trading derivatives	$6,187	$773,865	$11,067	$799,946	$(752,692)	$47,254
Short-term borrowings	$—	$3,663	$29	$3,692	$—	$3,692
Long-term debt	—	19,256	7,621	26,877	—	26,877
Non-trading derivatives and other financial liabilities measured on a recurring basis, gross	$—	$1,719	$10	$1,729
Cash collateral received(7)				$282
Non-trading derivatives and other financial liabilities measured on a recurring basis	—	1,719	10	2,011		2,011
Total liabilities	$57,222	$894,749	$21,109	$982,189	$(785,023)	$197,166
Total as a percentage of gross liabilities(5)	5.9%	92.0%	2.2%

(1)
For the year ended December 31, 2013, the Company transferred assets of approximately $2.5 billion from Level 1 to Level 2, primarily related to foreign government securities, which were not traded with sufficient frequency to constitute an active market. During the year ended December 31, 2013, the Company transferred assets of approximately $49.3 billion from Level 2 to Level 1, substantially all related to U.S. Treasury securities held across the Company’s major investment portfolios where Citi obtained additional information from its external pricing sources to meet the criteria for Level 1 classification. There were no material liability transfers between Level 1 and Level 2 during the year ended December 31, 2013.

(2)
Represents netting of: (i) the amounts due under securities purchased under agreements to resell and the amounts owed under securities sold under agreements to repurchase; and (ii) derivative exposures covered by a qualifying master netting agreement and cash collateral offsetting.

(3)	Reflects the net amount of $45,167 million of gross cash collateral paid, of which $39,094 million was used to offset derivative liabilities.

(4)	There is no allowance for loan losses recorded for loans reported at fair value.

(5)
Because the amount of the cash collateral paid/received has not been allocated to the Level 1, 2 and 3 subtotals, these percentages are calculated based on total assets and liabilities measured at fair value on a recurring basis, excluding the cash collateral paid/received on derivatives.

(6)	Reflects the net amount of $43,720 million of gross cash collateral received, of which $34,893 million was used to offset derivative assets.

(7)	Reflects the net amount of $3,233 million of gross cash collateral received, of which $2,951 million was used to offset derivative assets.
Changes in Level 3 Fair Value Category
The following tables present the changes in the Level 3 fair value category for the years ended December 31, 2014 and 2013. As discussed above, the Company classifies financial instruments as Level 3 of the fair value hierarchy when there is reliance on at least one significant unobservable input to the valuation model. In addition to these unobservable inputs, the valuation models for Level 3 financial instruments typically also rely on a number of inputs that are readily observable either directly or indirectly. The gains and losses presented below include changes in the fair value related to both observable and unobservable inputs.
The Company often hedges positions with offsetting positions that are classified in a different level. For example, the gains and losses for assets and liabilities in the Level 3 category presented in the tables below do not reflect the effect of offsetting losses and gains on hedging instruments that have been classified by the Company in the Level 1 and Level 2 categories. In addition, the Company hedges items classified in the Level 3 category with instruments also classified in Level 3 of the fair value hierarchy. The effects of these hedges are presented gross in the following tables.

Level 3 Fair Value Rollforward

		Net realized/unrealized gains (losses) incl. in		Transfers							Unrealized gains (losses) still held(3)
In millions of dollars	Dec. 31, 2013	Principal transactions	Other(1)(2)	into Level 3	out of Level 3	Purchases	Issuances	Sales	Settlements	Dec. 31, 2014
Assets
Federal funds sold and securities borrowed or purchased under agreements to resell	$3,566	$(61)	$—	$84	$(8)	$75	$—	$—	$(258)	$3,398	$133
Trading non-derivative assets
Trading mortgage-backed securities
U.S. government-sponsored agency guaranteed	1,094	117	—	854	(966)	714	26	(695)	(59)	1,085	8
Residential	2,854	457	—	442	(514)	2,582	—	(3,141)	—	2,680	132
Commercial	256	17	—	187	(376)	758	—	(402)	—	440	(4)
Total trading mortgage-backed securities	$4,204	$591	$—	$1,483	$(1,856)	$4,054	$26	$(4,238)	$(59)	$4,205	$136
U.S. Treasury and federal agency securities	$—	$3	$—	$—	$—	$7	$—	$(10)	$—	$—	$—
State and municipal	222	10	—	150	(105)	34	—	(70)	—	241	1
Foreign government	416	(56)	—	130	(253)	676	—	(707)	—	206	5
Corporate	1,835	(127)	—	465	(502)	1,988	—	(2,839)	—	820	(139)
Equity securities	1,057	87	—	142	(209)	1,437	—	(295)	—	2,219	337
Asset-backed securities	4,342	876	—	158	(332)	3,893	—	(5,643)	—	3,294	3
Other trading assets	3,184	269	—	2,637	(2,278)	5,427	—	(4,490)	(377)	4,372	31
Total trading non-derivative assets	$15,260	$1,653	$—	$5,165	$(5,535)	$17,516	$26	$(18,292)	$(436)	$15,357	$374
Trading derivatives, net(4)
Interest rate contracts	$839	$(818)	$—	$24	$(98)	$113	$—	$(162)	$(109)	$(211)	$(414)
Foreign exchange contracts	695	92	—	47	(39)	59	—	(59)	(17)	778	56
Equity contracts	(858)	482	—	(916)	766	435	—	(279)	(493)	(863)	(274)
Commodity contracts	(1,393)	(338)	—	92	(12)	—	—	—	29	(1,622)	(174)
Credit derivatives	(274)	(567)	—	4	(156)	103	—	(3)	150	(743)	(369)
Total trading derivatives, net(4)	$(991)	$(1,149)	$—	$(749)	$461	$710	$—	$(503)	$(440)	$(2,661)	$(1,175)

		Net realized/unrealized gains (losses) incl. in		Transfers							Unrealized gains (losses) still held(3)
In millions of dollars	Dec. 31, 2013	Principal transactions	Other(1)(2)	into Level 3	out of Level 3	Purchases	Issuances	Sales	Settlements	Dec. 31, 2014
Investments
Mortgage-backed securities
U.S. government-sponsored agency guaranteed	$187	$—	$52	$60	$(203)	$17	$—	$(73)	$(2)	$38	$(8)
Residential	102	—	33	31	(2)	17	—	(173)	—	8	—
Commercial	—	—	(6)	4	(7)	10	—	—	—	1	—
Total investment mortgage-backed securities	$289	$—	$79	$95	$(212)	$44	$—	$(246)	$(2)	$47	$(8)
U.S. Treasury and federal agency securities	$8	$—	$—	$—	$—	$—	$—	$(2)	$—	$6	$—
State and municipal	1,643	—	(64)	811	(584)	923	—	(549)	—	2,180	49
Foreign government	344	—	(27)	286	(105)	851	—	(490)	(181)	678	(17)
Corporate	285	—	(6)	26	(143)	728	—	(218)	—	672	(4)
Equity securities	815	—	111	19	(19)	10	—	(255)	—	681	(78)
Asset-backed securities	1,960	—	41	—	(47)	95	—	(195)	(1,305)	549	(18)
Other debt securities	50	—	(1)	—	—	116	—	(115)	(50)	—	—
Non-marketable equity securities	4,347	—	94	67	—	707	—	(787)	(1,903)	2,525	81
Total investments	$9,741	$—	$227	$1,304	$(1,110)	$3,474	$—	$(2,857)	$(3,441)	$7,338	$5
Loans	$4,143	$—	$(233)	$92	$6	$951	$197	$(895)	$(1,153)	$3,108	$37
Mortgage servicing rights	2,718	—	(390)	—	—	—	217	(317)	(383)	1,845	(390)
Other financial assets measured on a recurring basis	181	—	100	(83)	—	3	164	(10)	(277)	78	14
Liabilities
Interest-bearing deposits	$890	$—	$357	$5	$(12)	$—	$127	$—	$(167)	$486	$(69)
Federal funds purchased and securities loaned or sold under agreements to repurchase	902	(6)	—	54	—	78	—	220	(217)	1,043	(34)
Trading account liabilities
Securities sold, not yet purchased	590	(81)	—	79	(111)	—	—	534	(749)	424	(58)
Short-term borrowings	29	(31)	—	323	(12)	—	49	—	(76)	344	(8)
Long-term debt	7,621	109	49	2,701	(4,206)	—	3,893	—	(2,561)	7,290	(446)
Other financial liabilities measured on a recurring basis	10	—	(5)	5	(3)	—	1	(3)	(8)	7	(4)

(1)
Changes in fair value for available-for-sale investments are recorded in Accumulated other comprehensive income (loss), unless other-than-temporarily impaired, while gains and losses from sales are recorded in Realized gains (losses) from sales of investments on the Consolidated Statement of Income.

(2)	Unrealized gains (losses) on MSRs are recorded in Other revenue on the Consolidated Statement of Income.

(3)
Represents the amount of total gains or losses for the period, included in earnings (and Accumulated other comprehensive income (loss) for changes in fair value of available-for-sale investments), attributable to the change in fair value relating to assets and liabilities classified as Level 3 that are still held at December 31, 2014.

(4)	Total Level 3 derivative assets and liabilities have been netted in these tables for presentation purposes only.

		Net realized/unrealized gains (losses) incl. in		Transfers							Unrealized gains (losses) still held(3)
In millions of dollars	Dec. 31, 2012	Principal transactions	Other(1)(2)	into Level 3	out of Level 3	Purchases	Issuances	Sales	Settlements	Dec. 31, 2013
Assets
Federal funds sold and securities borrowed or purchased under agreements to resell	$5,043	$(137)	$—	$627	$(1,871)	$59	$—	$71	$(226)	$3,566	$(124)
Trading non-derivative assets
Trading mortgage-backed securities
U.S. government-sponsored agency guaranteed	1,325	141	—	1,386	(1,477)	1,316	68	(1,310)	(355)	1,094	52
Residential	1,805	474	—	513	(372)	3,630	—	(3,189)	(7)	2,854	10
Commercial	1,119	114	—	278	(304)	244	—	(1,178)	(17)	256	14
Total trading mortgage-backed securities	$4,249	$729	$—	$2,177	$(2,153)	$5,190	$68	$(5,677)	$(379)	$4,204	$76
U.S. Treasury and federal agency securities	$—	$(1)	$—	$54	$—	$—	$—	$(53)	$—	$—	$—
State and municipal	195	37	—	9	—	107	—	(126)	—	222	15
Foreign government	311	(21)	—	156	(67)	326	—	(289)	—	416	5
Corporate	2,030	(20)	—	410	(410)	2,864	—	(2,116)	(923)	1,835	(406)
Equity securities	264	129	—	228	(210)	829	—	(183)	—	1,057	59
Asset-backed securities	4,453	544	—	181	(193)	5,165	—	(5,579)	(229)	4,342	123
Other trading assets	2,321	202	—	960	(1,592)	3,879	—	(2,253)	(333)	3,184	(7)
Total trading non-derivative assets	$13,823	$1,599	$—	$4,175	$(4,625)	$18,360	$68	$(16,276)	$(1,864)	$15,260	$(135)
Trading derivatives, net(4)
Interest rate contracts	$181	$292	$—	$692	$(226)	$228	$—	$(155)	$(173)	$839	$779
Foreign exchange contracts	—	625	—	29	(35)	26	—	(10)	60	695	146
Equity contracts	(1,448)	96	—	25	295	298	—	(149)	25	(858)	(453)
Commodity contracts	(771)	(164)	—	—	(527)	15	—	(25)	79	(1,393)	(246)
Credit derivatives	(342)	(368)	—	106	(183)	20	—	—	493	(274)	(544)
Total trading derivatives, net(4)	$(2,380)	$481	$—	$852	$(676)	$587	$—	$(339)	$484	$(991)	$(318)
Investments
Mortgage-backed securities
U.S. government-sponsored agency guaranteed	$1,458	$—	$(7)	$2,058	$(3,820)	$593	$—	$(38)	$(57)	$187	$11
Residential	205	—	30	60	(265)	212	—	(140)	—	102	7
Commercial	—	—	—	4	(21)	17	—	—	—	—	—
Total investment mortgage-backed securities	$1,663	$—	$23	$2,122	$(4,106)	$822	$—	$(178)	$(57)	$289	$18
U.S. Treasury and federal agency securities	$12	$—	$—	$—	$—	$—	$—	$(4)	$—	$8	$—
State and municipal	849	—	10	12	(122)	1,236	—	(217)	(125)	1,643	(75)
Foreign government	383	—	2	178	(256)	506	—	(391)	(78)	344	(28)
Corporate	385	—	(27)	334	(119)	104	—	(303)	(89)	285	—
Equity securities	773	—	56	19	(1)	1	—	(33)	—	815	47
Asset-backed securities	2,220	—	117	1,192	(1,684)	1,475	—	(337)	(1,023)	1,960	—
Other debt securities	258	—	—	—	(205)	50	—	(53)	—	50	—
Non-marketable equity securities	5,364	—	249	—	—	653	—	(342)	(1,577)	4,347	241
Total investments	$11,907	$—	$430	$3,857	$(6,493)	$4,847	$—	$(1,858)	$(2,949)	$9,741	$203

		Net realized/unrealized gains (losses) incl. in		Transfers							Unrealized gains (losses) still held(3)
In millions of dollars	Dec. 31, 2012	Principal transactions	Other(1)(2)	into Level 3	out of Level 3	Purchases	Issuances	Sales	Settlements	Dec. 31, 2013
Loans	$4,931	$—	$(24)	$353	$—	$179	$652	$(192)	$(1,756)	$4,143	$(122)
Mortgage servicing rights	1,942	—	555	—	—	—	634	(2)	(411)	2,718	553
Other financial assets measured on a recurring basis	2,452	—	63	1	—	216	474	(2,046)	(979)	181	(5)
Liabilities
Interest-bearing deposits	$786	$—	$(125)	$32	$(21)	$—	$86	$—	$(118)	$890	$(41)
Federal funds purchased and securities loaned or sold under agreements to repurchase	841	91	—	216	(17)	36	—	40	(123)	902	50
Trading account liabilities
Securities sold, not yet purchased	365	42	—	89	(52)	—	—	612	(382)	590	73
Short-term borrowings	112	53	—	2	(10)	—	316	—	(338)	29	(5)
Long-term debt	6,726	292	153	3,738	(2,531)	—	1,466	(1)	(1,332)	7,621	758
Other financial liabilities measured on a recurring basis	24	—	(215)	5	(2)	(5)	104	—	(331)	10	(9)

(1)
Changes in fair value for available-for-sale investments are recorded in Accumulated other comprehensive income (loss), unless other-than-temporarily impaired, while gains and losses from sales are recorded in Realized gains (losses) from sales of investments on the Consolidated Statement of Income.

(2)	Unrealized gains (losses) on MSRs are recorded in Other revenue on the Consolidated Statement of Income.

(3)
Represents the amount of total gains or losses for the period, included in earnings (and Accumulated other comprehensive income (loss) for changes in fair value of available-for-sale investments), attributable to the change in fair value relating to assets and liabilities classified as Level 3 that are still held at December 31, 2013.

(4)	Total Level 3 derivative assets and liabilities have been netted in these tables for presentation purposes only.
Level 3 Fair Value Rollforward
The following were the significant Level 3 transfers for the period December 31, 2013 to December 31, 2014:

•
Transfers of Long-term debt of $2.7 billion from Level 2 to Level 3, and of $4.2 billion from Level 3 to Level 2, mainly related to structured debt, reflecting changes in the significance of unobservable inputs as well as certain underlying market inputs becoming less or more observable.

•	Transfers of Other trading assets of $2.6 billion from Level 2 to Level 3, and of $2.3 billion from Level 3 to Level 2, related to trading loans, reflecting changes in the volume of market quotations.

The following were the significant Level 3 transfers from December 31, 2012 to December 31, 2013:

•
Transfers of Federal funds sold and securities borrowed or purchased under agreements to resell of $1.9 billion from Level 3 to Level 2 related to shortening of the remaining tenor of certain reverse repos. There is more transparency and observability for repo curves used in the valuation of structured reverse repos with tenors up to five years; thus, structured reverse repos maturing within five years are generally classified as Level 2.

•
Transfers of U.S. government-sponsored agency guaranteed mortgage-backed securities in Investments of $2.1 billion from Level 2 to Level 3, and of $3.8 billion from Level 3 to Level 2, due to changes in the level of price observability for the specific securities. Similarly, there were transfers of U.S. government-sponsored agency guaranteed mortgage-backed securities in Trading securities of $1.4 billion from Level 2 to Level 3, and of $1.5 billion from Level 3 to Level 2.

•
Transfers of asset-backed securities in Investments of $1.2 billion from Level 2 to Level 3, and of $1.7 billion from Level 3 to Level 2. These transfers were related to collateralized loan obligations, reflecting changes in the level of price observability.

•
Transfers of Long-term debt of $3.7 billion from Level 2 to Level 3, included $1.3 billion related to the transfer of a previously bifurcated hybrid debt instrument from Level 2 to Level 3 to reflect the host contract and the reclassification of Level 3 commodity contracts into Long-term debt. The remaining amounts of Long-term debt transferred from Level 2 to Level 3 as well as the $2.5 billion transfer from Level 3 to Level 2 were related mainly to structured debt reflecting changes in the significance of unobservable inputs as well as certain underlying market inputs becoming less or more observable.

Valuation Techniques and Inputs for Level 3 Fair Value Measurements
The Company’s Level 3 inventory consists of both cash securities and derivatives of varying complexities. The valuation methodologies applied to measure the fair value of these positions include discounted cash flow analyses, internal models and comparative analysis. A position is classified within Level 3 of the fair value hierarchy when at least one input is unobservable and is considered significant to its valuation. The specific reason an input is deemed unobservable varies. For example, at least one significant input to the pricing model is not observable in the market, at least one significant input has been adjusted to make it more representative of the position being valued, or the price quote available does not reflect sufficient trading activities.
The following tables present the valuation techniques covering the majority of Level 3 inventory and the most significant unobservable inputs used in Level 3 fair value measurements as of December 31, 2014 and December 31, 2013. Differences between this table and amounts presented in the Level 3 Fair Value Rollforward table represent individually immaterial items that have been measured using a variety of valuation techniques other than those listed.
Valuation Techniques and Inputs for Level 3 Fair Value Measurements

As of December 31, 2014	Fair Value(1) (in millions)	Methodology	Input	Low(2)(3)	High(2)(3)	Weighted Average(4)
Assets
Federal funds sold and securities borrowed or purchased under agreements to resell	$3,156	Model-based	Interest rate	1.27%	1.97%	1.80%
Mortgage-backed securities	$2,874	Price-based	Price	$—	$127.87	$81.43
1,117	Yield analysis	Yield	0.01%	19.91%	5.89%
State and municipal, foreign government, corporate and other debt securities	$5,937	Price-based	Price	$—	$124.00	$90.62
1,860	Cash flow	Credit spread	25 bps	600 bps	233 bps
Equity securities(5)	$2,163	Price-based	Price (5)	$—	$141.00	$91.00
679	Cash flow	Yield	4.00%	5.00%	4.50%
WAL	0.01 years	3.14 years	1.07 years
Asset-backed securities	$3,607	Price-based	Price	$—	$105.50	$67.01
Non-marketable equity	$1,224	Price-based	Discount to price	—%	90.00%	4.04%
1,055	Comparables analysis	EBITDA multiples	2.90	x	13.10	x	9.77	x
PE ratio	8.10	x	13.10	x	8.43	x
Price-to-book ratio	0.99	x	1.56	x	1.15	x
Fund NAV(5)	$1	$64,668,171	$29,975,777
Derivatives—Gross(6)
Interest rate contracts (gross)	$8,309	Model-based	Interest rate (IR) lognormal volatility	18.05%	90.65%	30.21%
Mean reversion	1.00%	20.00%	10.50%
Foreign exchange contracts (gross)	$1,428	Model-based	Foreign exchange (FX) volatility	0.37%	58.40%	8.57%
294	Cash flow	Interest rate	3.72%	8.27%	5.02%
IR-FX correlation	40.00%	60.00%	50.00%
Equity contracts (gross)(7)	$4,431	Model-based	Equity volatility	9.56%	82.44%	24.61%
502	Price-based	Equity forward	84.10%	100.80%	94.10%
Equity-FX correlation	(88.20)%	48.70%	(25.17)%
Equity-equity correlation	(66.30)%	94.80%	36.87%
Price	$0.01	$144.50	$93.05
Commodity contracts (gross)	$3,606	Model-based	Commodity volatility	5.00%	83.00%	24.00%
Commodity correlation	(57.00)%	91.00%	30.00%
Forward price	35.34%	268.77%	101.74%

As of December 31, 2014	Fair Value(1) (in millions)	Methodology	Input	Low(2)(3)	High(2)(3)	Weighted Average(4)
Credit derivatives (gross)	$4,944	Model-based	Recovery rate	13.97%	75.00%	37.62%
	1,584	Price-based	Credit correlation	—%	95.00%	58.76%
			Price	$1.00	$144.50	$53.86
			Credit spread	1 bps	3,380 bps	180 bps
			Upfront points	0.39	100.00	52.26
Nontrading derivatives and other financial assets and liabilities measured on a recurring basis (gross)(6)	$74	Model-based	Redemption rate	13.00%	99.50%	68.73%
	11	Price-based	Forward Price	107.00%	107.10%	107.05%
			Fund NAV	$12,974	$10,087,963	$9,308,012
Loans	$1,095	Cash flow	Yield	1.60%	4.50%	2.23%
	832	Model-based	Price	$4.72	$106.55	$98.56
	740	Price-based	Credit spread	35 bps	500 bps	199 bps
	441	Yield analysis
Mortgage servicing rights	$1,750	Cash flow	Yield	5.19%	21.40%	10.25%
			WAL	3.31 years	7.89 years	5.17 years
Liabilities
Interest-bearing deposits	$486	Model-based	Equity-IR correlation	34.00%	37.00%	35.43%
			Commodity correlation	(57.00)%	91.00%	30.00%
			Commodity volatility	5.00%	83.00%	24.00%
			Forward price	35.34%	268.77%	101.74%
Federal funds purchased and securities loaned or sold under agreements to repurchase	$1,043	Model-based	Interest rate	0.74%	2.26%	1.90%
Trading account liabilities
Securities sold, not yet purchased	$251	Model-based	Credit-IR correlation	(70.49)%	8.81%	47.17%
	$142	Price-based	Price	$—	$117.00	$70.33
Short-term borrowings and long-term debt	$7,204	Model-based	IR lognormal volatility	18.05%	90.65%	30.21%
			Mean reversion	1.00%	20.00%	10.50%
			Equity volatility	10.18%	69.65%	23.72%
			Credit correlation	87.50%	87.50%	87.50%
			Equity forward	89.50%	100.80%	95.80%
			Forward price	35.34%	268.77%	101.80%
			Commodity correlation	(57.00)%	91.00%	30.00%
			Commodity volatility	5.00%	83.00%	24.00%

As of December 31, 2013	Fair Value(1) (in millions)	Methodology	Input	Low(2)(3)		High(2)(3)		Weighted Average(4)
Assets
Federal funds sold and securities borrowed or purchased under agreements to resell	$3,299	Model-based	Interest rate	1.33%		2.19%		2.04%
Mortgage-backed securities	$2,869	Price-based	Price	$0.10		$117.78		77.60
	1,241	Yield analysis	Yield	0.03%		21.80%		8.66%
State and municipal, foreign government, corporate and other debt securities	$5,361	Price-based	Price	$—		$126.49		$87.47
	2,014	Cash flow	Credit spread	11 bps		375 bps		213 bps
Equity securities(5)	$947	Price-based	Price (5)	$0.31		$93.66		$86.90
	827	Cash flow	Yield	4.00%		5.00%		4.50%
			WAL	0.01 years		3.55 years		1.38 years
Asset-backed securities	$4,539	Price-based	Price	$—		$135.83		$70.89
	1,300	Model-based	Credit spread	25 bps		378 bps		302 bps
Non-marketable equity	$2,324	Price-based	Fund NAV(5)	$612		$336,559,340		$124,080,454
	1,470	Comparables analysis	EBITDA multiples	4.20	x	16.90	x	9.78	x
	533	Cash flow	Discount to price	—%		75.00%		3.47%
			Price-to-book ratio	0.90	x	1.05	x	1.02	x
			PE ratio	9.10	x	9.10	x	9.10	x
Derivatives—Gross(6)
Interest rate contracts (gross)	$5,721	Model-based	Interest rate (IR) lognormal volatility	10.60%		87.20%		21.16%
Foreign exchange contracts (gross)	$1,727	Model-based	Foreign exchange (FX) volatility	1.00%		28.00%		13.45%
	189	Cash flow	Interest rate	0.11%		13.88%		6.02%
			IR-FX correlation	40.00%		60.00%		50.00%
			IR-IR correlation	40.00%		68.79%		40.52%
			Credit spread	25 bps		419 bps		162 bps
Equity contracts (gross)(7)	$3,189	Model-based	Equity volatility	10.02%		73.48%		29.87%
	563	Price-based	Equity forward	79.10%		141.00%		100.24%
			Equity-equity correlation	(81.30)%		99.40%		48.45%
			Equity-FX correlation	(70.00)%		55.00%		0.60%
			Price	$—		$118.75		$88.10
Commodity contracts (gross)	$2,988	Model-based	Commodity volatility	4.00%		146.00%		15.00%
			Commodity correlation	(75.00)%		90.00%		32.00%
			Forward price	23.00%		242.00%		105.00%
Credit derivatives (gross)	$4,767	Model-based	Recovery rate	20.00%		64.00%		38.11%
	1,520	Price-based	Credit correlation	5.00%		95.00%		47.43%
			Price	$0.02		$115.20		$29.83
			Credit spread	3 bps		1,335 bps		203 bps
			Upfront points	2.31		100.00		57.69
Nontrading derivatives and other financial assets and liabilities measured on a recurring basis (gross)(6)	$82	Price-based	EBITDA multiples	5.20	x	12.60	x	12.08	x
	60	Comparables analysis	PE ratio	6.90	x	6.90	x	6.90	x
	38	Model-based	Price-to-book ratio	1.05	x	1.05	x	1.05	x
			Price	$—		$105.10		$71.25
			Fund NAV	$1.00		$10,688,600		$9,706,488
			Discount to price	—%		35.00%		16.36%

As of December 31, 2013	Fair Value(1) (in millions)	Methodology	Input	Low(2)(3)	High(2)(3)	Weighted Average(4)
Loans	$2,153	Price-based	Price	$—	$103.75	$91.19
	1,422	Model-based	Yield	1.60%	4.50%	2.10%
	549	Yield analysis	Credit spread	49 bps	1,600 bps	302 bps
Mortgage servicing rights	$2,625	Cash flow	Yield	3.64%	12.00%	7.19%
			WAL	2.27 years	9.44 years	6.12 years
Liabilities
Interest-bearing deposits	$890	Model-based	Equity volatility	14.79%	42.15%	27.74%
			Mean reversion	1.00%	20.00%	10.50%
			Equity-IR correlation	9.00%	20.50%	19.81%
			Forward price	23.00%	242.00%	105.00%
			Commodity correlation	(75.00)%	90.00%	32.00%
			Commodity volatility	4.00%	146.00%	15.00%
Federal funds purchased and securities loaned or sold under agreements to repurchase	$902	Model-based	Interest rate	0.47%	3.66%	2.71%
Trading account liabilities
Securities sold, not yet purchased	$289	Model-based	Credit spread	166 bps	180 bps	175 bps
	$273	Price-based	Credit-IR correlation	(68.00)%	5.00%	(50.00)%
			Price	$—	$124.25	$99.75
Short-term borrowings and long-term debt	$6,781	Model-based	IR lognormal volatility	10.60%	87.20%	20.97%
	868	Price-based	Equity forward	79.10%	141.00%	99.51%
			Equity volatility	10.70%	57.20%	19.41%
			Equity-FX correlation	(70.00)%	55.00%	0.60%
			Equity-equity correlation	(81.30)%	99.40%	48.30%
			Interest rate	4.00%	10.00%	5.00%
			Price	$0.63	$103.75	$80.73
			Forward price	23.00%	242.00%	101.00%

(1)	The fair value amounts presented in this table represent the primary valuation technique or techniques for each class of assets or liabilities.

(2)	Some inputs are shown as zero due to rounding.

(3)	When the low and high inputs are the same, there is either a constant input applied to all positions, or the methodology involving the input applies to one large position only.

(4)	Weighted averages are calculated based on the fair value of the instrument.

(5)	For equity securities, the price and fund NAV inputs are expressed on an absolute basis, not as a percentage of the notional amount.

(6)	Both trading and nontrading account derivatives—assets and liabilities—are presented on a gross absolute value basis.

(7)	Includes hybrid products.

Sensitivity to Unobservable Inputs and Interrelationships between Unobservable Inputs
The impact of key unobservable inputs on the Level 3 fair value measurements may not be independent of one another. In addition, the amount and direction of the impact on a fair value measurement for a given change in an unobservable input depends on the nature of the instrument as well as whether the Company holds the instrument as an asset or a liability. For certain instruments, the pricing, hedging and risk management are sensitive to the correlation between various inputs rather than on the analysis and aggregation of the individual inputs.
The following section describes the sensitivities and interrelationships of the most significant unobservable inputs used by the Company in Level 3 fair value measurements.

Correlation
Correlation is a measure of the co-movement between two or more variables. A variety of correlation-related assumptions are required for a wide range of instruments, including equity and credit baskets, foreign-exchange options, CDOs backed by loans or bonds, mortgages, subprime mortgages and many other instruments. For almost all of these instruments, correlations are not observable in the market and must be estimated using historical information. Estimating correlation can be especially difficult where it may vary over time. Extracting correlation information from market data requires significant assumptions regarding the informational efficiency of the market (for example, swaption markets). Changes in correlation levels can have a major impact, favorable or unfavorable, on the value of an instrument, depending on its nature. A change in the default correlation of the fair value of the underlying bonds comprising a CDO structure would affect the fair value of the senior tranche. For example, an increase in the default correlation of the underlying bonds would reduce the fair value of the senior tranche, because highly correlated instruments produce larger losses in the event of default and a part of these losses would become attributable to the senior tranche. That same change in default correlation would have a different impact on junior tranches of the same structure.

Volatility
Volatility represents the speed and severity of market price changes and is a key factor in pricing options. Typically, instruments can become more expensive if volatility increases. For example, as an index becomes more volatile, the cost to Citi of maintaining a given level of exposure increases because more frequent rebalancing of the portfolio is required. Volatility generally depends on the tenor of the underlying instrument and the strike price or level defined in the contract. Volatilities for certain combinations of tenor and strike are not observable. The general relationship between changes in the value of a portfolio to changes in volatility also depends on changes in interest rates and the level of the underlying index. Generally, long option positions (assets) benefit from increases in volatility, whereas short option positions (liabilities) will suffer losses. Some instruments are more sensitive to changes in volatility than others. For example, an at-the-money option would experience a larger percentage change in its fair value than a deep-in-the-money option. In addition, the fair value of an option with more than one underlying security (for example, an option on a basket of bonds) depends on the volatility of the individual underlying securities as well as their correlations.

Yield
Adjusted yield is generally used to discount the projected future principal and interest cash flows on instruments, such as asset-backed securities. Adjusted yield is impacted by changes in the interest rate environment and relevant credit spreads.
In some circumstances, the yield of an instrument is not observable in the market and must be estimated from historical data or from yields of similar securities. This estimated yield may need to be adjusted to capture the characteristics of the security being valued. In other situations, the estimated yield may not represent sufficient market liquidity and must be adjusted as well. Whenever the amount of the adjustment is significant to the value of the security, the fair value measurement is classified as Level 3.

Prepayment
Voluntary unscheduled payments (prepayments) change the future cash flows for the investor and thereby change the fair value of the security. The effect of prepayments is more pronounced for residential mortgage-backed securities. An increase in prepayments—in speed or magnitude—generally creates losses for the holder of these securities. Prepayment is generally negatively correlated with delinquency and interest rate. A combination of low prepayment and high delinquencies amplify each input’s negative impact on mortgage securities’ valuation. As prepayment speeds change, the weighted average life of the security changes, which impacts the valuation either positively or negatively, depending upon the nature of the security and the direction of the change in the weighted average life.

Recovery
Recovery is the proportion of the total outstanding balance of a bond or loan that is expected to be collected in a liquidation scenario. For many credit securities (such as asset-backed securities), there is no directly observable market input for recovery, but indications of recovery levels are available from pricing services. The assumed recovery of a security may differ from its actual recovery that will be observable in the future. The recovery rate impacts the valuation of credit securities. Generally, an increase in the recovery rate assumption increases the fair value of the security. An increase in loss severity, the inverse of the recovery rate, reduces the amount of principal available for distribution and, as a result, decreases the fair value of the security.

Credit Spread
Credit spread is a component of the security representing its credit quality. Credit spread reflects the market perception of changes in prepayment, delinquency and recovery rates, therefore capturing the impact of other variables on the fair value. Changes in credit spread affect the fair value of securities differently depending on the characteristics and maturity profile of the security. For example, credit spread is a more significant driver of the fair value measurement of a high yield bond as compared to an investment grade bond. Generally, the credit spread for an investment grade bond is also more observable and less volatile than its high yield counterpart.

Qualitative Discussion of the Ranges of Significant Unobservable Inputs
The following section describes the ranges of the most significant unobservable inputs used by the Company in Level 3 fair value measurements. The level of aggregation and the diversity of instruments held by the Company lead to a wide range of unobservable inputs that may not be evenly distributed across the Level 3 inventory.

Correlation
There are many different types of correlation inputs, including credit correlation, cross-asset correlation (such as equity-interest rate correlation), and same-asset correlation (such as interest rate-interest rate correlation). Correlation inputs are generally used to value hybrid and exotic instruments. Generally, same-asset correlation inputs have a narrower range than cross-asset correlation inputs. However, due to the complex and unique nature of these instruments, the ranges for correlation inputs can vary widely across portfolios.

Volatility
Similar to correlation, asset-specific volatility inputs vary widely by asset type. For example, ranges for foreign exchange volatility are generally lower and narrower than equity volatility. Equity volatilities are wider due to the nature of the equities market and the terms of certain exotic instruments. For most instruments, the interest rate volatility input is on the lower end of the range; however, for certain structured or exotic instruments (such as market-linked deposits or exotic interest rate derivatives), the range is much wider.

Yield
Ranges for the yield inputs vary significantly depending upon the type of security. For example, securities that typically have lower yields, such as municipal bonds, will fall on the lower end of the range, while more illiquid securities or securities with lower credit quality, such as certain residual tranche asset-backed securities, will have much higher yield inputs.

Credit Spread
Credit spread is relevant primarily for fixed income and credit instruments; however, the ranges for the credit spread input can vary across instruments. For example, certain fixed income instruments, such as certificates of deposit, typically have lower credit spreads, whereas certain derivative instruments with high-risk counterparties are typically subject to higher credit spreads when they are uncollateralized or have a longer tenor. Other instruments, such as credit default swaps, also have credit spreads that vary with the attributes of the underlying obligor. Stronger companies have tighter credit spreads, and weaker companies have wider credit spreads.

Price
The price input is a significant unobservable input for certain fixed income instruments. For these instruments, the price input is expressed as a percentage of the notional amount, with a price of $100 meaning that the instrument is valued at par. For most of these instruments, the price varies between zero to $100, or slightly above $100. Relatively illiquid assets that have experienced significant losses since issuance, such as certain asset-backed securities, are at the lower end of the range, whereas most investment grade corporate bonds will fall in the middle to the higher end of the range. For certain structured debt instruments with embedded derivatives, the price input may be above $100 to reflect the embedded features of the instrument (for example, a step-up coupon or a conversion option).
The price input is also a significant unobservable input for certain equity securities; however, the range of price inputs varies depending on the nature of the position, the number of shares outstanding and other factors.
Items Measured at Fair Value on a Nonrecurring Basis
Certain assets and liabilities are measured at fair value on a nonrecurring basis and therefore are not included in the tables above. These include assets measured at cost that have been written down to fair value during the periods as a result of an impairment. In addition, these assets include loans held-for-sale and other real estate owned that are measured at the lower of cost or market.
The following table presents the carrying amounts of all assets that were still held as of December 31, 2014 and December 31, 2013, for which a nonrecurring fair value measurement was recorded:

In millions of dollars	Fair value	Level 2	Level 3
December 31, 2014
Loans held-for-sale	$4,152	$1,084	$3,068
Other real estate owned	102	21	81
Loans(1)	3,367	2,881	486
Total assets at fair value on a nonrecurring basis	$7,621	$3,986	$3,635

(1)	Represents impaired loans held for investment whose carrying amount is based on the fair value of the underlying collateral, including primarily real-estate secured loans.

In millions of dollars	Fair value	Level 2	Level 3
December 31, 2013
Loans held-for-sale	$3,483	$2,165	$1,318
Other real estate owned	138	15	123
Loans(1)	4,713	3,947	766
Total assets at fair value on a nonrecurring basis	$8,334	$6,127	$2,207

(1)	Represents impaired loans held for investment whose carrying amount is based on the fair value of the underlying collateral, including primarily real-estate secured loans.

The fair value of loans-held-for-sale is determined where possible using quoted secondary-market prices. If no such quoted price exists, the fair value of a loan is determined using quoted prices for a similar asset or assets, adjusted for the specific attributes of that loan. Fair value for the other real estate owned is based on appraisals. For loans whose carrying amount is based on the fair value of the underlying collateral, the fair values depend on the type of collateral. Fair value of the collateral is typically estimated based on quoted market prices if available, appraisals or other internal valuation techniques.
Where the fair value of the related collateral is based on an unadjusted appraised value, the loan is generally classified as Level 2. Where significant adjustments are made to the appraised value, the loan is classified as Level 3. Additionally, for corporate loans, appraisals of the collateral are often based on sales of similar assets; however, because the prices of similar assets require significant adjustments to reflect the unique features of the underlying collateral, these fair value measurements are generally classified as Level 3.
Valuation Techniques and Inputs for Level 3 Nonrecurring Fair Value Measurements
The following tables present the valuation techniques covering the majority of Level 3 nonrecurring fair value measurements and the most significant unobservable inputs used in those measurements as of December 31, 2014 and December 31, 2013:

As of December 31, 2014	Fair Value(1) (in millions)	Methodology	Input	Low	High	Weighted average(2)
Loans held-for-sale	$2,740	Price-based	Price	$92.00	$100.00	$99.54
			Credit Spread	5 bps	358 bps	175 bps
Other real estate owned	$76	Price-based	Appraised Value	$11,000	$11,124,137	$4,730,129
			Discount to price(4)	13.00%	64.00%	28.80%
Loans(3)	$437	Price-based	Discount to price(4)	13.00%	34.00%	28.92%

(1)	The fair value amounts presented in this table represent the primary valuation technique or techniques for each class of assets or liabilities.

(2)	Weighted averages are calculated based on the fair value of the instrument.

(3)	Represents loans held for investment whose carrying amounts are based on the fair value of the underlying collateral.

(4)	Includes estimated costs to sell.

As of December 31, 2013	Fair Value(1) (in millions)	Methodology	Input	Low	High	Weighted average(2)
Loans held-for-sale	$912	Price-based	Price(3)	$60.00	$100.00	$98.77
	393	Cash Flow	Credit Spread	45 bps	80 bps	64 bps
Other real estate owned	$98	Price-based	Discount to price(4)	34.00%	59.00%	39.00%
	17	Cash Flow	Price(3)	$60.46	$100.00	$96.67
			Appraised Value	636,249	15,897,503	11,392,478
Loans(5)	$581	Price-based	Discount to price(4)	34.00%	39.00%	35.00%
	109	Model-based	Price(3)	$52.40	$68.00	$65.32
			Appraised Value	6,500,000	86,000,000	43,532,719

(1)	The fair value amounts presented in this table represent the primary valuation technique or techniques for each class of assets or liabilities.

(2)	Weighted averages are based on the fair value of the instrument.

(3)	Prices are based on appraised values.

(4)	Includes estimated costs to sell.

(5)	Represents loans held for investment whose carrying amounts are based on the fair value of the underlying collateral.

Nonrecurring Fair Value Changes
The following table presents total nonrecurring fair value measurements for the period, included in earnings, attributable to the change in fair value relating to assets that are still held at December 31, 2014 and December 31, 2013:

Year ended December 31,
In millions of dollars	2014
Loans held-for-sale	$34
Other real estate owned	(16)
Loans(1)	(533)
Total nonrecurring fair value gains (losses)	$(515)

(1)	Represents loans held for investment whose carrying amount is based on the fair value of the underlying collateral, including primarily real-estate loans.

In millions of dollars	Year ended December 31, 2013
Loans held-for-sale	$—
Other real estate owned	(6)
Loans(1)	(761)
Total nonrecurring fair value gains (losses)	$(767)

(1)	Represents loans held for investment whose carrying amount is based on the fair value of the underlying collateral, including primarily real-estate loans.
Estimated Fair Value of Financial Instruments Not Carried at Fair Value
The table below presents the carrying value and fair value of Citigroup’s financial instruments that are not carried at fair value. The table below therefore excludes items measured at fair value on a recurring basis presented in the tables above.
The disclosure also excludes leases, affiliate investments, pension and benefit obligations and insurance policy claim reserves. In addition, contract-holder fund amounts exclude certain insurance contracts. Also, as required, the disclosure excludes the effect of taxes, any premium or discount that could result from offering for sale at one time the entire holdings of a particular instrument, excess fair value associated with deposits with no fixed maturity, and other expenses that would be incurred in a market transaction. In addition, the table excludes the values of non-financial assets and liabilities, as well as a wide range of franchise, relationship and intangible values, which are integral to a full assessment of Citigroup’s financial position and the value of its net assets.
The fair value represents management’s best estimates based on a range of methodologies and assumptions. The carrying value of short-term financial instruments not accounted for at fair value, as well as receivables and payables arising in the ordinary course of business, approximates fair value because of the relatively short period of time between their origination and expected realization. Quoted market prices are used when available for investments and for liabilities, such as long-term debt not carried at fair value. For loans not accounted for at fair value, cash flows are discounted at quoted secondary market rates or estimated market rates if available. Otherwise, sales of comparable loan portfolios or current market origination rates for loans with similar terms and risk characteristics are used. Expected credit losses are either embedded in the estimated future cash flows or incorporated as an adjustment to the discount rate used. The value of collateral is also considered. For liabilities such as long-term debt not accounted for at fair value and without quoted market prices, market borrowing rates of interest are used to discount contractual cash flows.

	December 31, 2014		Estimated fair value
	Carrying value	Estimated fair value
In billions of dollars			Level 1	Level 2	Level 3
Assets
Investments	$30.5	$32.2	$4.5	$25.2	$2.5
Federal funds sold and securities borrowed or purchased under agreements to resell	98.4	98.4	—	89.7	8.7
Loans(1)(2)	620.0	617.6	—	5.6	612.0
Other financial assets(2)(3)	213.8	213.8	8.3	151.9	53.6
Liabilities
Deposits	$897.6	$894.0	$—	$746.2	$147.8
Federal funds purchased and securities loaned or sold under agreements to repurchase	136.7	136.7	—	136.5	0.2
Long-term debt(4)	196.9	202.5	—	172.7	29.8
Other financial liabilities(5)	136.2	136.2	—	41.4	94.8

	December 31, 2013		Estimated fair value
	Carrying value	Estimated fair value
In billions of dollars			Level 1	Level 2	Level 3
Assets
Investments	$17.8	$19.3	$5.3	$11.9	$2.1
Federal funds sold and securities borrowed or purchased under agreements to resell	115.6	115.6	—	107.2	8.4
Loans(1)(2)	637.9	635.1	—	5.6	629.5
Other financial assets(2)(3)	250.7	250.7	9.4	189.5	51.8
Liabilities
Deposits	$966.6	$965.6	$—	$776.4	$189.2
Federal funds purchased and securities loaned or sold under agreements to repurchase	152.0	152.0	—	151.8	0.2
Long-term debt(4)	194.2	201.3	—	175.6	25.7
Other financial liabilities(5)	136.2	136.2	—	41.2	95.0

(1)
The carrying value of loans is net of the Allowance for loan losses of $16.0 billion for December 31, 2014 and $19.6 billion for December 31, 2013. In addition, the carrying values exclude $2.7 billion and $2.9 billion of lease finance receivables at December 31, 2014 and December 31, 2013, respectively.

(2)	Includes items measured at fair value on a nonrecurring basis.

(3)
Includes cash and due from banks, deposits with banks, brokerage receivables, reinsurance recoverable and other financial instruments included in Other assets on the Consolidated Balance Sheet, for all of which the carrying value is a reasonable estimate of fair value.

(4)	The carrying value includes long-term debt balances under qualifying fair value hedges.

(5)
Includes brokerage payables, separate and variable accounts, short-term borrowings (carried at cost) and other financial instruments included in Other liabilities on the Consolidated Balance Sheet, for all of which the carrying value is a reasonable estimate of fair value.

Fair values vary from period to period based on changes in a wide range of factors, including interest rates, credit quality and market perceptions of value, and as existing assets and liabilities run off and new transactions are entered into. The estimated fair values of loans reflect changes in credit status since the loans were made, changes in interest rates in the case of fixed-rate loans, and premium values at origination of certain loans.
The estimated fair values of the Company’s corporate unfunded lending commitments at December 31, 2014 and December 31, 2013 were liabilities of $5.5 billion and $5.2 billion, respectively, substantially all of which are classified as Level 3. The Company does not estimate the fair values of consumer unfunded lending commitments, which are generally cancelable by providing notice to the borrower.